Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Current assets	R$ 21,060,168	R$ 19,060,868
Cash and cash equivalents	6,448,483	5,762,081
Financial investments	30,109
Trade accounts receivable	8,100,269	8,182,667
Inventories	639,825	633,100
Income and social contribution taxes recoverable	382,386	519,277
Taxes, charges and contributions recoverable	3,716,169	2,512,293
Judicial deposits and garnishments	106,963	177,433
Prepaid expenses	1,006,425	859,766
Derivative financial instruments	6,451	5,902
Other assets	623,088	408,349
Non-current assets	94,603,365	89,677,510
Financial investments	37,238	46,280
Trade accounts receivable	470,882	379,898
Taxes, charges and contributions recoverable	1,340,872	824,324
Deferred taxes	121,748	138,641
Income and social contribution taxes recoverable	2,692
Judicial deposits and garnishments	2,724,215	2,766,945
Prepaid expenses	442,268	194,511
Derivative financial instruments	54,433	63,514
Other assets	539,929	184,254
Investments	356,290	144,433
Property, plant and equipment	44,408,491	44,352,593
Intangible assets	44,104,307	40,582,117
TOTAL ASSETS	115,663,533	108,738,378
LIABILITIES AND EQUITY
Current liabilities	22,459,398	17,875,084
Personnel, social charges and benefits	888,324	764,329
Trade accounts payable	7,132,402	6,613,004
Income and social contribution taxes payable	3,068	1,693
Taxes, charges and contributions payable	1,485,157	1,607,434
Dividends and interest on equity	4,265,715	3,865,998
Provisions and contingencies	702,314	417,653
Deferred income	604,646	506,806
Loans, financing, debentures, leases and 5G licences	6,906,892	3,682,472
Derivative financial instruments	4,538	8,864
Other liabilities	466,342	406,831
Non-current liabilities	23,197,939	21,306,530
Personnel, social charges and benefits	21,533	3,679
Income and social contribution taxes payable	97,668	96,252
Taxes, charges and contributions payable	1,771,185	319,358
Deferred taxes	4,172,044	4,414,540
Provisions and contingencies	5,720,928	5,192,478
Deferred income	153,864	239,438
Loans, financing, debentures, leases and 5G licences	10,027,086	9,556,694
Derivative financial instruments	69,022	66,116
Other liabilities	1,164,609	1,417,975
TOTAL LIABILITIES	45,657,337	39,181,614
Equity	70,006,196	69,556,764
Capital	63,571,416	63,571,416
Capital reserves	754,443	1,182,263
Income reserves	3,504,656	3,149,679
Equity valuation adjustment	68,157	65,888
Additional proposed dividends	2,028,524	1,587,518
Non-controlling shareholders	79,000
TOTAL LIABILITIES AND EQUITY	R$ 115,663,533	R$ 108,738,378